SUP-0148-1016

SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate California Municipal Portfolio

(the “Portfolio”)

Supplement dated October 4, 2016 to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 15, 2016, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Advisor Class shares of the Portfolio.

*        *        *         *        *

Effective immediately, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *          *        *

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0148-1016